Equity and share capital	12 Months Ended
Jun. 30, 2012
Stockholders Equity Note [Abstract]
Equity and share capital
8.	Equity and share capital

(a)	Share capital

As at June 30, 2012, the Company had 82,459,937 (June 30, 2011 - 77,185,086; July 1, 2010 - 68,010,586) common shares issued and outstanding. The Company is authorized to issue an unlimited number of common shares at no par value.

(b)	Stock option plan

On December 12, 2007, the shareholders of Kimber approved the adoption of a new 2007 Stock Option Plan that allows for the grant of stock options up to 10% of the issued and outstanding common shares from time to time, less the number of stock options outstanding under Kimber’s former 2002 Stock Option Plan.

The exercise price is generally set at the closing price on the last trading date preceding the date of their grant and vests in accordance with the determination of the Board of Directors, generally one third on the date of grant and an additional third at the end of each nine month period thereafter.

The Compensation Committee determines and makes recommendations to the Board of Directors as to the recipients of, and nature and size of, share-based compensation awards in compliance with applicable securities law, stock exchange and other regulatory requirements.

There were 1,790,000 options issued during the year ended June 30, 2012. The weighted average fair value of the options issued during the year ended June 30, 2012 was estimated at $0.54 per option (June 30, 2011 - $0.73) at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used for the calculation were:

	Year ended	Year ended
	June 30,	June 30,
	2012	2011

Risk free interest rate	1.09%	1.64%
Expected life	2.80 years	3 years
Expected volatility (i)	80%	80%
Expected dividend per share	$Nil	$Nil
Forfeiture rate	5%	5%

(i) Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

The total share-based compensation recognized for the year ended June 30, 2012 was $857,533 (2011 - $688,535) and has been allocated to salaries and benefits.

(c)	Outstanding stock options

The following is a summary of option transactions under the Company’s stock option plan:

	Year ended June 30,		Year ended June 30,
		2012		2011
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price
		$		$

Balance, beginning of period	5,466,325	$1.14	4,705,715	$1.09
Options granted	1,790,000	$1.27	1,175,000	$1.38
Options exercised	(211,101)	$0.79	(79,500)	$0.72
Options forfeited	(73,649)	$1.30	(124,890)	$0.95
Options expired	(749,610)	$2.40	(210,000)	$1.61
Balance, end of period	6,221,965	$1.03	5,466,325	$1.14

The following table summarizes information about stock options outstanding and exercisable at June 30, 2012:

		Options outstanding		Options exercisable
		Weighted		Weighted
		average	Options	average
		remaining	outstanding	remaining
Exercise	Options	contractual	and	contractual
price	outstanding	life (years)	exercisable	life (years)
$

$0.85	25,000	0.22	25,000	0.22
$0.86	400,000	0.25	400,000	0.25
$0.78	400,000	0.42	400,000	0.42
$0.79	400,000	0.62	400,000	0.62
$0.65	1,121,215	1.58	1,121,215	1.58
$1.15	1,015,110	2.62	1,015,110	2.62
$1.38	1,050,140	3.61	735,140	3.61
$1.60	20,500	3.95	20,500	3.95
$1.27	75,000	4.37	25,000	4.37
$1.03	650,000	4.54	166,667	4.54
$1.19	1,065,000	4.62	300,000	4.62
	6,221,965	2.74	4,608,632	2.16

Weighted average exercise price	$1.03		$0.98

The weighted average share price at the date options were exercised during the year ended June 30, 2012 was $1.59. (June 30, 2011 - $1.32)

(d)	Warrants

The continuity of warrants for the years ended June 30, 2012 and 2011 is as follows:

		Weighted		Weighted
		average		average
	Warrants	exercise		remaining
	outstanding	price	Expiry date	life (years)
		$
Balance, July 1, 2010	2,000,000	1.80	September 24, 2010	0.24
Issued	4,542,500	1.80	December 23, 2012	1.48
Issued	544,050	1.40	December 23, 2012	1.48
Expired	(2,541)	1.80
Exercised	(10,000)	1.80
Balance, June 30, 2011	7,074,009	1.77		1.13
Expired	(1,997,459)	1.80
Exercised	(3,750)	1.80
Balance, June 30, 2012	5,072,800	1.76		0.48

On September 13, 2010, Kimber announced the extension of the expiry date of the warrants issued in connection with its private placement financing which closed on September 24, 2008. The expiry date of the warrants to purchase 1,997,459 common shares at a purchase price of $1.80 per share expiring on September 24, 2010 was extended to September 24, 2011. The value attributed to the warrant extension was not material. These warrants expired unexercised on September 24, 2011.

(e)	Private placements

(i)

On December 23, 2010, Kimber closed a $12,719,000 offering consisting of 9,085,000 units issued at a price of $1.40 per unit. Each unit consisted of one common share of Kimber and one-half of one common share purchase warrants. Each whole warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of $1.80. Kimber allocated $659,595 to warrant reserve for the relative value of the warrants which were issued as part of the offering. The value of the warrants was calculated using the Black- Scholes model with the following assumptions, risk free interest rate of 1.7% expected share price volatility of 35% expected life of warrant of 2 years, and a dividend yield of nil.

The underwriters received a cash commission of 6.5% of the gross proceeds raised through the offering, except with respect to the sale of 715,000 units to certain purchasers introduced by Kimber (“President’s List”) in which a cash commission of 4% was paid to the underwriters. The underwriters also received 544,050 warrants equal to 6.5% of the units issued through the offering, excluding the units deemed as part of the President’s List. Each underwriter warrant entitles the holder to purchase one common share of Kimber for a period of two years following the closing at a price of $1.40. Total share issue costs of $1,230,964 were incurred related to the offering, which includes the commissions of $801,710, the fair value of the underwriter warrants of $146,081, and other issue costs of $283,173.

The value of the underwriter warrants was calculated using the Black-Scholes model with the following assumptions, risk free interest rate of 1.70%, expected share price volatility of 35%, expected life of warrant of 2 years, and a dividend yield of nil. The issue costs, net of the underwriter warrants, totaling $1,084,883, were allocated $1,028,621 to share capital and $56,262 to warrant reserve respectively.

(ii)

On July 26, 2011, Kimber announced the closing of a bought deal private placement. Kimber issued 5,060,000 common shares at a price of $1.60 per share for gross proceeds of $8,096,000. The underwriters were paid a cash commission of 6.5% of the gross proceeds. Total share issue costs of $655,867 were incurred related to the private placement, which includes the commission of $526,240 and other share issue costs of $129,627.